Total
Destinations Real Assets Fund
Destinations Real Assets Fund
BRINKER CAPITAL DESTINATIONS TRUST
Destinations International Equity Fund
Destinations Equity Income Fund
Destinations Real Assets Fund
Destinations Core Fixed Income Fund
Destinations Multi Strategy Alternatives Fund
(each, a “Fund” and, collectively, the “Funds”)

SUPPLEMENT DATED MARCH 22, 2021,
TO THE PROSPECTUS DATED JULY 1, 2020, AS SUPPLEMENTED ON AUGUST 3, 2020
AND DECEMBER 16, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change of Primary Benchmark for the Destinations Real Assets Fund

In the Fund Summary for the Fund, under the heading titled “Performance,” under the sub-heading titled “Average Annual Total Returns (For the periods ended December 31, 2019),” the table is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2020)
Average Annual Returns - Destinations Real Assets Fund		1 Year	Since Inception		Inception Date
Class I		(14.88%)	(22.79%)		Mar. 20, 2017
Class Z		(14.65%)	(31.97%)	[1]	Jul. 16, 2018
After Taxes on Distributions | Class I		(14.88%)	(24.12%)
After Taxes on Distributions and Sale of Fund Shares | Class I		(8.81%)	(15.59%)
FTSE World Index (reflects no deduction for fees, expenses, or taxes)	[2]	16.33%	12.55%		Mar. 20, 2017
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	[2]	16.50%	12.80%		Mar. 20, 2017
[1]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[2]	This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the MSCI World Index to the FTSE World Index because the Adviser believes that the FTSE World Index better reflects the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE